Income Taxes - Components of Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Taxes
Current income tax expense	$ 490	$ 206	$ 124
Total income tax expense	$ 490	$ 206	$ 124